Climate change - Summary of Climate Change in Asset Valuations Reflects (Detail)	12 Months Ended
Jun. 30, 2023 $ / tCO2
2030 Low [member] | Australia [member]
Disclosure of Detailed Information About Carbon Credit Price [Line Items]
Carbon Credit Price Per Ton	25
2030 Low [member] | Brazil [member]
Disclosure of Detailed Information About Carbon Credit Price [Line Items]
Carbon Credit Price Per Ton	5
2030 Low [member] | Chile [member]
Disclosure of Detailed Information About Carbon Credit Price [Line Items]
Carbon Credit Price Per Ton	8
2030 Low [member] | Canada [member]
Disclosure of Detailed Information About Carbon Credit Price [Line Items]
Carbon Credit Price Per Ton	65
2030 High [member] | Australia [member]
Disclosure of Detailed Information About Carbon Credit Price [Line Items]
Carbon Credit Price Per Ton	75
2030 High [member] | Brazil [member]
Disclosure of Detailed Information About Carbon Credit Price [Line Items]
Carbon Credit Price Per Ton	50
2030 High [member] | Chile [member]
Disclosure of Detailed Information About Carbon Credit Price [Line Items]
Carbon Credit Price Per Ton	41
2030 High [member] | Canada [member]
Disclosure of Detailed Information About Carbon Credit Price [Line Items]
Carbon Credit Price Per Ton	102
2030 High [member] | Key customer countries [member]
Disclosure of Detailed Information About Carbon Credit Price [Line Items]
Carbon Credit Price Per Ton	175
2050 Low [member] | Australia [member]
Disclosure of Detailed Information About Carbon Credit Price [Line Items]
Carbon Credit Price Per Ton	150
2050 Low [member] | Brazil [member]
Disclosure of Detailed Information About Carbon Credit Price [Line Items]
Carbon Credit Price Per Ton	125
2050 Low [member] | Chile [member]
Disclosure of Detailed Information About Carbon Credit Price [Line Items]
Carbon Credit Price Per Ton	150
2050 Low [member] | Canada [member]
Disclosure of Detailed Information About Carbon Credit Price [Line Items]
Carbon Credit Price Per Ton	200
2050 Low [member] | Key customer countries [member]
Disclosure of Detailed Information About Carbon Credit Price [Line Items]
Carbon Credit Price Per Ton	25
2050 High [member] | Australia [member]
Disclosure of Detailed Information About Carbon Credit Price [Line Items]
Carbon Credit Price Per Ton	225
2050 High [member] | Brazil [member]
Disclosure of Detailed Information About Carbon Credit Price [Line Items]
Carbon Credit Price Per Ton	200
2050 High [member] | Chile [member]
Disclosure of Detailed Information About Carbon Credit Price [Line Items]
Carbon Credit Price Per Ton	225
2050 High [member] | Canada [member]
Disclosure of Detailed Information About Carbon Credit Price [Line Items]
Carbon Credit Price Per Ton	225
2050 High [member] | Key customer countries [member]
Disclosure of Detailed Information About Carbon Credit Price [Line Items]
Carbon Credit Price Per Ton	250